SUPPLEMENTARY INFORMATION TO STATEMENTS OF OPERATIONS (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial income:
Interest on bank deposits	$ 5	$ 3	$ 32
Change in fair value of forward contracts			141
Financial income	5	3	173
Financial expenses:
In respect of bank loans and convertible note	(681)	(1,251)	(1,039)
Inducement and related cost (Note 12)		(760)
Revaluation of fair value related to extension of warrants as part of an Inducement of a convertible note		(86)
Change in fair value of forward contracts	(34)	(44)
Other (mainly foreign currency transaction losses)	(71)	(103)	(95)
Financial expenses	(786)	(2,244)	(1,134)
Financial expenses, net	(781)	(2,241)	(961)
Numerator for basic and diluted net Earnings (loss) per share:
Income (loss) from continuing operations	(549)	(3,214)	171
Loss from discontinued operations			(806)
Net loss available to ordinary shareholders	$ (549)	$ (3,214)	$ (635)
Denominator (in thousands):
Basic weighted average ordinary shares outstanding (in thousands)	1,118	705	656
Diluted weighted average ordinary shares outstanding (in thousands)	1,118	705	690
Basic and diluted net earnings (loss) per share from continuing operations	$ (0.49)	$ (4.56)	$ 0.28
Basic and diluted net earnings (loss) per share from discontinued operations			$ (1.24)
Basic and diluted net loss per share	$ (0.49)	$ (4.56)	$ (0.96)